DoubleLine Yield Opportunities Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 3.1%
1,300,000	Affirm Asset Securitization Trust, Series 2023-B-D	8.78	% (a)	09/15/2028	1,323,682
6,000,000	Air Canada, Series 2020-1-C	10.50	% (a)	07/15/2026	6,545,400
2,500,000	Blue Stream Issuer LLC, Series 2023-1A-C	8.90	% (a)	05/20/2053	2,347,766
1,427,031	Castlelake Aircraft Structured Trust, Series 2021-1A-C	7.00	% (a)(b)	01/15/2046	1,018,436
1,220,741	JetBlue, Series 2019-1-B	8.00%		11/15/2027	1,216,425
4,022,839	JOL Air Ltd., Series 2019-1-B	4.95	% (a)	04/15/2044	3,134,785
1,097,076	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25	% (a)	12/15/2038	977,509
868,376	MACH 1 Cayman Ltd., Series 2019-1-B	4.34	% (a)(b)	10/15/2039	635,126
8,192	Marlette Funding Trust, Series 2021-1A-R	0.00	% (a)(b)(c)	06/16/2031	230,890
721,119	Pagaya AI Debt Selection Trust, Series 2020-3-C	6.43	% (a)	05/17/2027	719,983
2,425,852	Pagaya AI Debt Selection Trust, Series 2021-3-CERT	0.00	% (a)(b)(c)	05/15/2029	64,566
32,513	Pagaya AI Debt Selection Trust, Series 2021-5-A	1.53	% (a)	08/15/2029	32,368
2,303,922	Pagaya AI Debt Selection Trust, Series 2021-5-CERT	0.00	% (a)(b)(c)	08/15/2029	214,758
235,529	Pagaya AI Debt Selection Trust, Series 2022-1-A	2.03	% (a)	10/15/2029	231,989
782,951	Pagaya Al Debt Trust, Series 2022-2-AB	5.47	% (a)(d)	01/15/2030	778,274
55,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (a)(b)(c)	08/15/2030	584,136
20,000	SoFi Professional Loan Program Trust, Series 2018-C-R1	0.00	% (a)(b)(c)	01/25/2048	175,980
2,967,761	START Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	2,702,758
436,983	START Ltd., Series 2019-1-C	6.41	% (a)(b)	03/15/2044	161,711
4,000	Upstart Securitization Trust, Series 2021-2-CERT	0.00	% (b)(c)	06/20/2031	204,714
3,300	Upstart Securitization Trust, Series 2021-5-CERT	0.00	% (a)(b)(c)	11/20/2031	162,407

Total Asset Backed Obligations (Cost $25,541,440)					23,463,663

Bank Loans - 11.7%
1,089,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.43%		04/20/2028	1,120,396
1,556,100	Access CIG LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.39%		08/15/2028	1,560,644
822,911	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.09%		07/31/2028	824,565
1,426,196	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	11.91%		10/20/2028	1,200,500
	Applied Systems, Inc., Senior Secured Second Lien Term Loan
2,021,903	(3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	12.14%		09/17/2027	2,038,331
28,097	(3 Month LIBOR USD + 5.50%, 0.75% Floor)	9.17	% (o)	09/17/2027	28,325
765,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.75%, 0.50% Floor)	11.21%		12/10/2029	663,500
915,000	Aspen Dental Management, Inc.	11.11	% (e)	12/23/2027	903,563
548,669	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.86%		10/25/2028	357,779

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
3,249,219	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.88%, 0.75% Floor)	14.48%	10/25/2029	1,575,871
305,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%)	10.72%	01/31/2028	291,528
1,425,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%)	10.72%	01/22/2029	1,348,292
627,543	Athenahealth Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.60%	02/15/2029	625,660
2,137,070	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month Overnight Secured Overnight Financing Rate, 0.75% Floor) (3 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.88%	05/08/2028	1,276,013
2,800,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.00%, 0.50% Floor)	12.54%	12/10/2029	2,081,338
410,829	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.76%	05/10/2027	407,493
962,588	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.36%	09/29/2028	963,791
1,740,000	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	9.60%	12/29/2028	1,755,008
699,559	BYJU’s Alpha, Inc. (Prime Rate + 7.00%, 0.75% Floor)	15.50%	11/24/2026	255,923
218,900	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.32%	08/09/2027	219,721
1,818,150	Cengage Learning, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 1.00% Floor)	10.41%	07/14/2026	1,826,214
415,000	Central Parent, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.35%	07/06/2029	417,830
435,000	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%	12/01/2027	437,517
413,963	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.11%	05/06/2030	415,411
839,120	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.18%, 0.50% Floor)	9.63%	04/13/2029	843,840
4,500,000	Constant Contact, Inc., Senior Secured Second Lien Term Loan (3 Month Overnight Secured Overnight Financing Rate) (6 Month Secured Overnight Financing Rate + 7.50%)	13.41%	02/09/2029	3,937,500
248,096	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%	06/02/2028	242,101
684,719	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.67%	04/12/2028	686,075
1,167,075	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.46%	09/15/2027	1,169,993
940,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 7.00%)	12.36%	02/16/2029	860,100
872,212	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.10%	04/09/2027	865,670

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
3,800,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (6 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.62%	12/01/2028	3,812,825
790,000	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.60%	10/04/2028	790,000
915,000	DG Investment Intermediate Holdings 2, Inc. (1 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	12.22%	03/29/2029	829,599
1,637,940	DirectTV Financing LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.65%	08/02/2027	1,640,912
286,281	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.35%	08/24/2028	287,379
923,750	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.72%	07/28/2028	926,830
71,905	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%	06/22/2029	71,456
155,795	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%	06/22/2029	154,821
249,375	EnergySolutions LLC (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.38%	09/18/2030	249,687
650,038	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.36%	01/29/2029	651,156
785,000	FinThrive Software Intermediate Holdings, Inc. (1 Month Secured Overnight Financing Rate + 6.75%, 0.50% Floor)	12.22%	12/17/2029	473,551
1,111,500	Flynn Canada Ltd., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate, 0.50% Floor) (1 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.97%	07/21/2028	1,086,491
2,113,701	Gainwell Acquisition Corporation (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.45%	10/01/2027	2,060,858
1,245,844	Getty Images, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%)	9.95%	02/19/2026	1,253,163
178,086	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 1.00% Floor)	9.96%	09/29/2028	179,138
1,151,129	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 1.00% Floor)	9.97%	01/29/2026	1,157,604
	Groupe Solmax, Inc., Senior Secured First Lien Term Loan
543,094	(3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.36%	07/23/2028	523,068
467,082	(1 Month Overnight Secured Overnight Financing Rate, 0.75% Floor)	10.22%	07/23/2028	449,858
1,080,000	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.70%	07/18/2030	1,080,788
452,642	Hexion Holdings Corporation, Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	10.02%	03/15/2029	436,073
2,104,425	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.95%	02/19/2030	2,109,686
404,625	ION Trading Technologies SARL (3 Month Secured Overnight Financing Rate + 4.75%)	10.20%	03/31/2028	405,606
244,375	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.39%	07/07/2028	16,932

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
631,825	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate, 0.75% Floor) (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.47%		03/24/2026	631,234
512,379	LaserShip, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.50%, 0.75% Floor)	10.40%		05/08/2028	472,029
345,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (6 Month Secured Overnight Financing Rate + 7.50%, 0.75% Floor)	13.40%		04/30/2029	289,800
922,895	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%		12/17/2027	914,100
374,913	Lereta LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate, 0.75% Floor) (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.72%		07/27/2028	287,746
1,315,000	LifePoint Health, Inc., Term Loan (3 Month Secured Overnight Financing Rate + 5.50%)	11.17%		11/16/2028	1,313,521
545,750	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (3 Month Overnight Secured Overnight Financing Rate, 0.75% Floor) (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.60%		03/31/2029	534,153
408,895	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.97%		06/30/2027	410,148
413,939	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.47%		05/04/2028	415,232
280,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 1.00% Floor)	10.77%		06/21/2027	290,000
3,838,791	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	10.21%		03/27/2026	3,844,607
645,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.50%, 0.50% Floor)	12.15%		10/15/2029	635,125
428,922	Nouryon Finance B.V., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate) (1 Month Secured Overnight Financing Rate) (3 Month Secured Overnight Financing Rate + 4.00%)	9.35%		04/03/2028	431,133
1,291,763	Olympus Water US Holding Corporation, Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.35%		11/09/2028	1,300,915
813,573	OMNIA Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.63%		07/25/2030	819,679
1,165,000	Ontario Gaming GTA LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.64%		08/01/2030	1,171,448
237,364	OYO Hospitality Netherlands B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD, 0.75% Floor) (3 Month Secured Overnight Financing Rate + 8.25%, 0.75% Floor)	13.88	% (o)	06/23/2026	221,540
1,007,388	Par Petroleum, LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%		02/28/2030	1,009,150
800,914	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.89%		12/15/2028	629,174
2,336,281	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.17%		05/03/2029	2,344,785

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
252,850	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month Overnight Secured Overnight Financing Rate, 0.75% Floor) (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.45%		12/14/2027	254,036
960,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%, 0.50% Floor)	12.21%		10/01/2029	381,941
1,712,481	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate, 0.50% Floor) (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.72%		02/16/2027	1,703,919
482,183	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50% + 2.00% PIK, 1.00% Floor)	9.85%		07/01/2028	332,707
70,000	Simon & Schuster, Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.39%		10/30/2030	70,306
466,004	Skillsoft Finance II, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate, 0.75% Floor) (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.69%		07/14/2028	440,374
418,929	Sophia LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.96%		10/07/2027	420,336
451,509	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 1.00% Floor)	9.46%		10/05/2027	450,662
750,000	Southern Veterinary Partners LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 7.75%, 1.00% Floor)	13.21%		09/22/2028	749,846
218,880	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%		06/02/2028	219,520
122,692	Standard Aero Ltd. (1 Month Secured Overnight Financing Rate + 4.00%)	9.35%		08/24/2028	123,162
822,055	Staples, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	10.47	% (o)	04/16/2026	781,429
659,911	Sunshine Luxembourg SARL (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.95%		10/01/2026	664,213
810,378	Team Health, Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 1.00% Floor)	10.63%		03/02/2027	621,155
558,589	Tekni-Plex, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.64%		09/15/2028	561,243
3,360,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%)	12.22%		07/20/2026	3,366,300
648,470	TK Elevator Midco GMBH, Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	9.38%		07/30/2027	650,740
1,540,951	Travelport Finance (Luxembourg) SARL (3 Month Secured Overnight Financing Rate + 7.00%, 1.00% Floor)	12.65%		02/28/2025	1,495,578
305,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.76%		05/03/2027	306,171
217,800	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.11%		10/26/2026	210,722
1,739,918	Viad Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.47%		07/31/2028	1,737,743
877,778	Vibrantz Technologies, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.81%		04/23/2029	843,307

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
900,000	VT Topco, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.66%		08/09/2030	905,625
941,224	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.75%, 1.00% Floor)	11.39%		06/22/2026	943,817
165,000	WWEX UNI TopCo Holdings LLC, Senior Secured Second Lien Term Loan (3 Month Overnight Secured Overnight Financing Rate, 0.75% Floor) (3 Month Secured Overnight Financing Rate + 7.00%, 0.75% Floor)	12.61%		07/26/2029	141,900

Total Bank Loans (Cost $93,122,355)					88,190,244

Collateralized Loan Obligations - 18.3%
800,000	AIMCO Ltd., Series 2019-10A-ER (Secured Overnight Financing Rate 3 Month + 6.21%, 5.95% Floor)	11.62	% (a)	07/22/2032	776,565
2,000,000	AIMCO Ltd., Series 2021-15A-E (Secured Overnight Financing Rate 3 Month + 6.21%, 5.95% Floor)	11.61	% (a)	10/17/2034	1,952,781
1,450,000	Apidos, Series 2018-18A-E (Secured Overnight Financing Rate 3 Month + 5.96%, 5.70% Floor)	11.37	% (a)	10/22/2030	1,393,473
3,000,000	Bain Capital Credit Ltd., Series 2017-2A-ER2 (Secured Overnight Financing Rate 3 Month + 7.12%, 6.86% Floor)	12.50	% (a)	07/25/2034	2,844,558
8,000,000	Bain Capital Credit Ltd., Series 2019-3A-ER (Secured Overnight Financing Rate 3 Month + 7.36%, 7.36% Floor)	12.77	% (a)	10/21/2034	7,499,575
1,250,000	Bain Capital Credit Ltd., Series 2022-3A-E (Secured Overnight Financing Rate 3 Month + 7.35%, 7.35% Floor)	12.75	% (a)	07/17/2035	1,193,831
1,500,000	Barings Ltd., Series 2019-2A-CR (Secured Overnight Financing Rate 3 Month + 3.66%, 3.40% Floor)	9.06	% (a)	04/15/2036	1,479,437
2,000,000	Barings Ltd., Series 2020-1A-ER (Secured Overnight Financing Rate 3 Month + 6.91%, 6.65% Floor)	12.31	% (a)	10/15/2036	1,999,661
750,000	Buttermilk Park Ltd., Series 2018-1A-E (Secured Overnight Financing Rate 3 Month + 6.01%, 5.75% Floor)	11.41	% (a)	10/15/2031	707,881
1,850,000	Canyon Capital Ltd., Series 2020-2A-ER (Secured Overnight Financing Rate 3 Month + 6.79%, 6.53% Floor)	12.19	% (a)	10/15/2034	1,788,785
1,000,000	Canyon Capital Ltd., Series 2021-1A-E (Secured Overnight Financing Rate 3 Month + 6.67%, 6.41% Floor)	12.07	% (a)	04/15/2034	951,894
2,000,000	Canyon Capital Ltd., Series 2021-3A-E (Secured Overnight Financing Rate 3 Month + 6.46%, 6.20% Floor)	11.86	% (a)	07/15/2034	1,895,767
1,875,000	Carlyle Global Market Strategies Ltd., Series 2020-2A-DR (Secured Overnight Financing Rate 3 Month + 6.96%, 6.70% Floor)	12.34	% (a)	01/25/2035	1,847,402
1,000,000	Carlyle Global Market Strategies Ltd., Series 2021-1A-D (Secured Overnight Financing Rate 3 Month + 6.26%, 6.00% Floor)	11.66	% (a)	04/15/2034	983,159
3,800,000	Catskill Park Ltd., Series 2017-1A-D (Secured Overnight Financing Rate 3 Month + 6.26%)	11.68	% (a)	04/20/2029	3,623,394
2,000,000	CIFC Funding Ltd., Series 2013-1A-DR (Secured Overnight Financing Rate 3 Month + 6.91%)	12.31	% (a)	07/16/2030	1,925,019
3,350,000	CIFC Funding Ltd., Series 2013-3RA-D (Secured Overnight Financing Rate 3 Month + 6.16%, 5.90% Floor)	11.56	% (a)	04/24/2031	3,162,435
1,750,000	CIFC Funding Ltd., Series 2017-5A-D (Secured Overnight Financing Rate 3 Month + 6.36%)	11.76	% (a)	11/16/2030	1,677,670
4,650,000	CIFC Funding Ltd., Series 2019-3A-DR (Secured Overnight Financing Rate 3 Month + 7.06%, 6.80% Floor)	12.46	% (a)	10/16/2034	4,675,090
2,000,000	CIFC Funding Ltd., Series 2020-1A-ER (Secured Overnight Financing Rate 3 Month + 6.51%, 6.51% Floor)	11.91	% (a)	07/15/2036	1,979,749
1,500,000	CIFC Funding Ltd., Series 2020-4A-E (Secured Overnight Financing Rate 3 Month + 7.11%, 7.11% Floor)	12.51	% (a)	01/15/2034	1,508,128

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	CIFC Funding Ltd., Series 2021-4A-E (Secured Overnight Financing Rate 3 Month + 6.26%, 6.00% Floor)	11.66	% (a)	07/15/2033	491,330
1,000,000	Dryden Ltd., Series 2020-77A-ER (Secured Overnight Financing Rate 3 Month + 6.13%, 6.13% Floor)	11.50	% (a)	05/20/2034	923,442
2,500,000	Dryden Ltd., Series 2021-87A-E (Secured Overnight Financing Rate 3 Month + 6.41%, 6.15% Floor)	11.78	% (a)	05/20/2034	2,368,197
2,000,000	Dryden Senior Loan Fund, Series 2017-54A-E (Secured Overnight Financing Rate 3 Month + 6.46%)	11.86	% (a)	10/19/2029	1,816,082
2,000,000	Highbridge Loan Management Ltd., Series 13A-18-E (Secured Overnight Financing Rate 3 Month + 5.76%, 5.50% Floor)	11.16	% (a)	10/15/2030	1,877,886
1,550,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (Secured Overnight Financing Rate 3 Month + 3.16%)	8.58	% (a)	10/20/2029	1,524,987
1,000,000	Highbridge Loan Management Ltd., Series 6A-2015-DR (Secured Overnight Financing Rate 3 Month + 5.36%)	10.75	% (a)	02/05/2031	934,443
2,500,000	Madison Park Funding Ltd., Series 2020-45A-ER (Secured Overnight Financing Rate 3 Month + 6.61%, 6.35% Floor)	12.01	% (a)	07/15/2034	2,509,706
2,000,000	Madison Park Funding Ltd., Series 2021-38A-E (Secured Overnight Financing Rate 3 Month + 6.26%, 6.26% Floor)	11.66	% (a)	07/17/2034	1,955,911
500,000	Magnetite Ltd., Series 2020-26A-ER (Secured Overnight Financing Rate 3 Month + 6.21%, 5.95% Floor)	11.59	% (a)	07/25/2034	490,957
1,000,000	Magnetite Ltd., Series 2020-28A-ER (Secured Overnight Financing Rate 3 Month + 6.41%, 6.15% Floor)	11.83	% (a)	01/20/2035	994,030
2,500,000	Marble Point Ltd., Series 2018-1A-D (Secured Overnight Financing Rate 3 Month + 3.26%)	8.66	% (a)	07/16/2031	2,242,408
4,000,000	Milos Ltd., Series 2017-1A-ER (Secured Overnight Financing Rate 3 Month + 6.41%, 6.15% Floor)	11.83	% (a)	10/20/2030	3,832,179
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (Secured Overnight Financing Rate 3 Month + 6.51%, 6.25% Floor)	11.91	% (a)	04/15/2034	2,433,266
7,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-34A-ER (Secured Overnight Financing Rate 3 Month + 6.50%, 6.50% Floor)	11.92	% (a)	01/20/2035	6,831,966
500,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-DR (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.68	% (a)	10/20/2035	488,680
3,000,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-ER (Secured Overnight Financing Rate 3 Month + 6.51%, 6.25% Floor)	11.93	% (a)	10/20/2035	2,992,759
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (Secured Overnight Financing Rate 3 Month + 6.26%, 6.00% Floor)	11.63	% (a)	11/18/2031	895,553
750,000	Octagon Investment Partners Ltd., Series 2019-1A-E (Secured Overnight Financing Rate 3 Month + 6.86%, 6.60% Floor)	12.24	% (a)	10/25/2032	736,460
1,500,000	Octagon Investment Partners Ltd., Series 2019-1A-ER (Secured Overnight Financing Rate 3 Month + 7.26%, 7.00% Floor)	12.68	% (a)	01/20/2035	1,376,576
5,000,000	Octagon Investment Partners Ltd., Series 2019-1A-INC	0.00	% (a)(b)(c)(d)	10/25/2032	2,190,500
500,000	Octagon Investment Partners Ltd., Series 2019-4A-E (Secured Overnight Financing Rate 3 Month + 7.06%, 6.80% Floor)	12.43	% (a)	05/12/2031	480,707
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-ER (Secured Overnight Financing Rate 3 Month + 6.86%, 6.60% Floor)	12.26	% (a)	07/15/2036	896,319
4,000,000	Octagon Investment Partners Ltd., Series 2021-1A-E (Secured Overnight Financing Rate 3 Month + 6.76%, 6.50% Floor)	12.16	% (a)	04/15/2034	3,699,084
3,000,000	OHA Credit Funding Ltd., Series 2019-3A-ER (Secured Overnight Financing Rate 3 Month + 6.51%, 6.25% Floor)	11.93	% (a)	07/02/2035	3,030,613

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (Secured Overnight Financing Rate 3 Month + 6.36%, 6.10% Floor)	11.78	% (a)	07/20/2034	474,681
1,000,000	Reese Park Ltd., Series 2020-1A-ER (Secured Overnight Financing Rate 3 Month + 6.76%, 6.76% Floor)	12.16	% (a)	10/15/2034	978,244
5,000,000	RR Ltd., Series 2017-2A-DR (Secured Overnight Financing Rate 3 Month + 6.06%, 5.80% Floor)	11.46	% (a)	04/15/2036	4,780,878
1,000,000	RR Ltd., Series 2019-6A-DR (Secured Overnight Financing Rate 3 Month + 6.11%, 5.85% Floor)	11.51	% (a)	04/15/2036	934,088
3,000,000	Sound Point Ltd., Series 2020-1A-ER (Secured Overnight Financing Rate 3 Month + 7.12%, 7.12% Floor)	12.54	% (a)	07/20/2034	2,694,940
4,000,000	Sound Point Ltd., Series 2020-2A-ER (Secured Overnight Financing Rate 3 Month + 6.82%, 6.56% Floor)	12.20	% (a)	10/25/2034	3,544,959
7,000,000	Sound Point Ltd., Series 2021-2A-E (Secured Overnight Financing Rate 3 Month + 6.62%, 6.36% Floor)	12.00	% (a)	07/25/2034	6,324,618
2,000,000	Sound Point Ltd., Series 2021-3A-E (Secured Overnight Financing Rate 3 Month + 6.87%, 6.61% Floor)	12.25	% (a)	10/25/2034	1,651,490
7,000,000	Sound Point Ltd., Series 2021-4A-E (Secured Overnight Financing Rate 3 Month + 6.96%, 6.96% Floor)	12.34	% (a)	10/25/2034	5,751,666
2,500,000	THL Credit Wind River Ltd., Series 2017-3A-ER (Secured Overnight Financing Rate 3 Month + 7.31%, 7.05% Floor)	12.71	% (a)	04/15/2035	2,332,817
1,000,000	THL Credit Wind River Ltd., Series 2018-1A-E (Secured Overnight Financing Rate 3 Month + 5.76%)	11.16	% (a)	07/15/2030	925,298
1,000,000	THL Credit Wind River Ltd., Series 2018-2A-E (Secured Overnight Financing Rate 3 Month + 6.01%)	11.41	% (a)	07/15/2030	914,491
2,000,000	Thompson Park Ltd., Series 2021-1A-E (Secured Overnight Financing Rate 3 Month + 6.57%, 6.57% Floor)	11.97	% (a)	04/15/2034	1,997,066
3,000,000	Trimaran CAVU LLC, Series 2019-1A-D (Secured Overnight Financing Rate 3 Month + 4.41%, 4.15% Floor)	9.83	% (a)	07/20/2032	2,985,171
2,000,000	Voya Ltd., Series 2013-3A-DR (Secured Overnight Financing Rate 3 Month + 6.16%, 5.90% Floor)	11.56	% (a)	10/18/2031	1,836,268
1,350,000	Voya Ltd., Series 2017-2A-D (Secured Overnight Financing Rate 3 Month + 6.28%)	11.68	% (a)	06/07/2030	1,242,384
2,700,000	Voya Ltd., Series 2018-1A-D (Secured Overnight Financing Rate 3 Month + 5.46%)	10.86	% (a)	04/19/2031	2,421,905
2,000,000	Voya Ltd., Series 2018-4A-E (Secured Overnight Financing Rate 3 Month + 6.56%, 6.30% Floor)	11.96	% (a)	01/15/2032	1,919,847
1,000,000	Webster Park Ltd., Series 2015-1A-DR (Secured Overnight Financing Rate 3 Month + 5.76%, 5.50% Floor)	11.18	% (a)	07/20/2030	939,457

Total Collateralized Loan Obligations (Cost $144,261,253)					138,530,563

Foreign Corporate Bonds - 14.8%
1,600,000	ABM Investama Tbk PT	9.50	% (a)	08/05/2026	1,532,609
1,200,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	933,312
710,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	582,811
500,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	381,990
3,900,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	2,884,653
2,590,500	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	2,090,715
800,000	AES Andes S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	753,404
700,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	673,130
1,000,000	AI Candelaria Spain S.A.	5.75	% (a)	06/15/2033	776,440
4,344,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	3,372,855
300,000	Alibaba Group Holding Ltd.	3.25%		02/09/2061	188,905

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
470,827	Alpha Holdings S.A. de C.V.	10.00	% (b)(f)	12/19/2024	7,062
2,356,827	Alpha Holdings S.A. de C.V.	9.00	% (b)(f)	02/10/2025	35,352
942,731	Alpha Holdings S.A. de C.V.	9.00	% (a)(b)(f)	02/10/2025	14,141
4,000,000	Altice France Holding S.A.	6.00	% (a)	02/15/2028	1,924,817
1,700,000	ARD Finance S.A. (7.25% PIK)	6.50	% (a)	06/30/2027	796,084
3,150,000	Aris Mining Corporation	6.88%		08/09/2026	2,738,878
700,000	Braskem Idesa SAPI	7.45%		11/15/2029	440,699
3,200,000	Braskem Idesa SAPI	6.99	% (a)	02/20/2032	1,876,275
200,000	Braskem Netherlands Finance B.V.	8.50%		01/12/2031	186,250
2,400,000	Braskem Netherlands Finance B.V.	5.88%		01/31/2050	1,665,801
4,500,000	BRF S.A.	5.75%		09/21/2050	3,366,661
2,600,000	Camposol S.A.	6.00%		02/03/2027	1,812,348
3,300,000	Canacol Energy Ltd.	5.75%		11/24/2028	2,409,781
2,450,000	CAP S.A.	3.90%		04/27/2031	1,908,550
1,500,000	CEMEX, S.A.B de C.V. (5 Year CMT Rate + 4.53%)	5.13	% (g)	06/08/2026	1,423,772
2,000,000	Connect Finco LLC	6.75	% (a)	10/01/2026	1,989,770
3,200,000	Coruripe Netherlands B.V.	10.00%		02/10/2027	2,460,000
200,000	Cosan Overseas Ltd.	8.25	% (g)	02/05/2024	199,453
4,600,000	Credito Real S.A.B. de C.V.	9.50	% (f)	02/07/2026	517,500
800,000	CSN Resources S.A.	4.63%		06/10/2031	654,885
200,000	CT Trust	5.13%		02/03/2032	175,011
725,000	eG Global Finance PLC	12.00	% (a)	11/30/2028	772,730
3,700,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	3,030,409
182,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	173,696
3,000,000	Frigorifico Concepcion S.A.	7.70	% (a)	07/21/2028	2,542,575
1,450,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	1,228,911
8,000,000	Garda World Security Corporation	9.50	% (a)	11/01/2027	8,074,272
3,861,000	Gran Tierra Energy, Inc.	9.50	% (a)	10/15/2029	3,393,568
2,150,000	IAMGOLD Corporation	5.75%		10/15/2028	1,851,928
1,200,000	JBS USA Luxembourg S.A.	4.38%		02/02/2052	894,515
2,660,000	Kawasan Industri Jababeka Tbk PT	7.50	% (a)(h)	12/15/2027	2,207,800
600,000	Kosmos Energy Ltd.	7.50%		03/01/2028	546,885
3,530,000	Kronos Acquisition Holdings, Inc.	7.00	% (a)	12/31/2027	3,374,998
900,000	MARB BondCo PLC	3.95%		01/29/2031	731,632
5,266,071	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	4,133,550
1,400,000	Metinvest B.V.	7.75%		10/17/2029	858,025
2,675,000	Mexarrend SAPI de C.V.	10.25	% (f)	07/24/2024	595,856
700,000	Millicom International Cellular S.A.	4.50%		04/27/2031	582,752
4,500,000	Minejesa Capital B.V.	5.63%		08/10/2037	3,953,880
4,750,000	Oi S.A.	10.00	% (f)	07/27/2025	237,500
324,062	Oi S.A. (6.00% PIK)	14.00	% (a)	09/07/2024	324,062
117,816	Oi S.A. (6.00% PIK)	14.00	% (a)(b)	09/07/2024	117,816
745,000	Ontario Gaming GTA LP	8.00	% (a)	08/01/2030	768,818
3,302,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	1,737,677
438,000	Operadora de Servicios Mega S.A. de C.V.	8.25	% (a)	02/11/2025	230,497
2,800,000	Prime Energia S.p.A.	5.38%		12/30/2030	2,189,973

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,400,000	RKP Overseas Finance Ltd.	7.95	% (g)	02/17/2024	469,560
2,900,000	Ronshine China Holdings Ltd.	6.75	% (f)	08/05/2024	68,150
2,000,000	Ronshine China Holdings Ltd.	7.35	% (f)	12/15/2024	46,500
2,100,000	Sasol Financing USA LLC	5.50%		03/18/2031	1,771,054
530,000	Seaspan Corporation	5.50	% (a)	08/01/2029	443,848
1,500,000	SierraCol Energy Andina LLC	6.00%		06/15/2028	1,263,660
3,600,000	SierraCol Energy Andina LLC	6.00	% (a)	06/15/2028	3,032,784
1,800,000	Simpar Europe S.A.	5.20%		01/26/2031	1,561,185
1,085,000	Telesat LLC	5.63	% (a)	12/06/2026	666,424
1,816,000	Tervita Corporation	11.00	% (a)	12/01/2025	1,914,999
971,000	Thaioil Treasury Center Company Ltd.	3.75%		06/18/2050	685,073
3,600,000	TK Elevator Holdco GmbH	7.63	% (a)	07/15/2028	3,540,568
2,300,000	Tullow Oil PLC	10.25	% (a)	05/15/2026	2,054,590
2,817,361	UEP Penonome S.A.	6.50	% (a)	10/01/2038	2,149,143
2,750,000	Unigel Luxembourg S.A.	8.75	% (f)	10/01/2026	756,278
4,200,000	UPL Corporation Ltd. (5 Year CMT Rate + 3.87%)	5.25	% (g)	02/27/2025	3,192,000
700,000	Vedanta Resources Finance PLC	9.25%		04/23/2026	429,988
3,700,000	Vedanta Resources Ltd.	6.13%		08/09/2024	2,463,845
300,000	VTR Comunicaciones SpA	4.38%		04/15/2029	150,256
500,000	VTR Finance NV	6.38%		07/15/2028	130,906

Total Foreign Corporate Bonds (Cost $142,812,700)					112,119,050

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 5.1%
1,000,000	Brazilian Government International Bond	4.75%		01/14/2050	772,622
600,000	Colombia Government International Bond	4.13%		02/22/2042	430,767
5,100,000	Colombia Government International Bond	5.00%		06/15/2045	3,974,762
1,100,000	Comision Federal de Electricidad	4.68%		02/09/2051	784,331
600,000	Dominican Republic International Bond	5.30%		01/21/2041	520,500
1,400,000	Dominican Republic International Bond	5.30	% (a)	01/21/2041	1,214,500
2,500,000	Dominican Republic International Bond	6.40%		06/05/2049	2,362,500
2,365,000	Ecopetrol S.A.	5.88%		05/28/2045	1,870,750
3,150,000	Ecopetrol S.A.	5.88%		11/02/2051	2,386,865
2,600,000	Mexico City Airport Trust	5.50%		07/31/2047	2,247,271
4,900,000	Mexico Government International Bond	4.40%		02/12/2052	3,893,242
4,850,000	OCP S.A.	5.13%		06/23/2051	3,694,143
900,000	Panama Government International Bond	3.87%		07/23/2060	541,284
150,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	126,595
5,700,000	Petroleos del Peru S.A.	5.63%		06/19/2047	3,516,758
3,700,000	Petroleos Mexicanos	6.38%		01/23/2045	2,414,969
1,800,000	Petroleos Mexicanos	6.75%		09/21/2047	1,180,037
4,000,000	Republic of South Africa Government Bond	5.65%		09/27/2047	3,209,800
850,000	Ukraine Government International Bond	9.75	% (f)	11/01/2030	246,500
3,000,000	Ukraine Government International Bond	7.25	% (f)	03/15/2035	729,513
3,600,000	YPF S.A.	7.00%		12/15/2047	2,723,316

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $46,911,478)					38,841,025

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Non-Agency Commercial Mortgage Backed Obligations - 25.0%
7,500,000	Alen Mortgage Trust, Series 2021-ACEN-F (Secured Overnight Financing Rate 1 Month + 5.11%, 5.00% Floor)	10.48	% (a)	04/15/2034	3,046,751
4,375,000	AREIT LLC, Series 2023-CRE8-C (Secured Overnight Financing Rate 1 Month + 4.02%, 4.02% Floor)	9.38	% (a)	08/17/2041	4,374,046
18,317,000	BANK, Series 2018-BN12-XE	1.50	% (a)(d)(i)	05/15/2061	964,646
6,978,000	BANK, Series 2018-BN12-XF	1.50	% (a)(d)(i)	05/15/2061	360,128
20,061,456	BANK, Series 2018-BN12-XG	1.50	% (a)(d)(i)	05/15/2061	966,601
18,522,000	BANK, Series 2019-BN16-XF	1.14	% (a)(d)(i)	02/15/2052	868,145
9,261,000	BANK, Series 2019-BN16-XG	1.14	% (a)(d)(i)	02/15/2052	429,053
4,631,000	BANK, Series 2019-BN16-XH	1.14	% (a)(d)(i)	02/15/2052	209,386
6,366,937	BANK, Series 2019-BN16-XJ	1.14	% (a)(d)(i)	02/15/2052	267,997
21,359,000	BANK, Series 2022-BNK43-XD	2.23	% (a)(d)(i)	08/15/2055	2,981,631
220,048,506	BANK, Series 2023-5YR1-XA	0.27	% (d)(i)	04/15/2056	2,521,976
78,081,421	BANK, Series 2023-BNK46-XA	0.62	% (d)(i)	08/15/2056	3,171,277
92,932,411	BANK5, Series 2023-5YR3-XA	0.79	% (d)(i)	09/15/2056	2,989,515
73,867,000	BANK5, Series 2023-5YR4-XA	1.20	% (d)(i)	12/15/2056	2,996,053
3,000,000	BBCMS Mortgage Trust, Series 2020-C7-D	3.60	% (a)(d)	04/15/2053	1,267,246
3,150,000	BDS Ltd., Series 2021-FL8-C (Secured Overnight Financing Rate 1 Month + 1.66%, 1.55% Floor)	7.02	% (a)	01/18/2036	3,054,794
2,384,000	BDS Ltd., Series 2021-FL8-E (Secured Overnight Financing Rate 1 Month + 2.36%, 2.25% Floor)	7.72	% (a)	01/18/2036	2,295,723
6,000,000	Beast Mortgage Trust, Series 2021-1818-G (Secured Overnight Financing Rate 1 Month + 6.11%, 6.25% Floor)	11.48	% (a)	03/15/2036	3,124,687
7,464,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.75	% (a)(d)	07/15/2051	4,859,563
12,324,000	Benchmark Mortgage Trust, Series 2021-B26-XF	1.50	% (a)(d)(i)	06/15/2054	980,202
134,089,480	BMO Mortgage Trust, Series 2023-5C1-XA	0.58	% (d)(i)	08/15/2056	3,240,178
4,738,531	BSREP Commercial Mortgage Trust, Series 2021-DC-G (Secured Overnight Financing Rate 1 Month + 3.96%, 3.85% Floor)	9.33	% (a)	08/15/2038	2,740,959
1,880,000	BX Commercial Mortgage Trust, Series 2019-IMC-G (Secured Overnight Financing Rate 1 Month + 3.65%, 3.60% Floor)	9.01	% (a)	04/15/2034	1,842,341
3,500,000	BX Trust, Series 2021-VIEW-F (Secured Overnight Financing Rate 1 Month + 4.04%, 3.93% Floor)	9.41	% (a)	06/15/2036	3,134,484
2,500,000	BX Trust, Series 2021-VIEW-G (Secured Overnight Financing Rate 1 Month + 5.04%, 4.93% Floor)	10.41	% (a)	06/15/2036	2,210,716
4,428,842	BX Trust, Series 2022-PSB-E (Secured Overnight Financing Rate 1 Month + 6.34%, 6.34% Floor)	11.70	% (a)	08/15/2039	4,412,074
1,190,000	BXMT Ltd., Series 2020-FL3-AS (Secured Overnight Financing Rate 1 Month + 1.86%, 1.86% Floor)	7.23	% (a)	11/15/2037	1,126,965
3,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C7-C	4.37	% (d)	12/10/2054	2,412,946
5,008,323	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(d)	02/10/2048	4,200,587
70,785,136	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	0.61	% (d)(i)	09/15/2050	855,297
2,500,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-E	2.50	% (a)	03/15/2053	912,641
13,238,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XD	1.11	% (a)(d)(i)	03/15/2053	751,687
18,014,000	CSMC Trust, Series 2016-NXSR-XE	1.00	% (a)(d)(i)	12/15/2049	408,167
7,058,000	CSMC Trust, Series 2017-PFHP-F (Secured Overnight Financing Rate 1 Month + 4.54%, 4.49% Floor)	9.90	% (a)	12/15/2030	6,102,777
4,000,000	CSWF Trust, Series 2018-TOP-H (Secured Overnight Financing Rate 1 Month + 3.66%, 3.61% Floor)	9.02	% (a)	08/15/2035	3,608,912
4,622,000	DBJPM Mortgage Trust, Series 2016-C1-C	3.32	% (d)	05/10/2049	3,928,747

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,100,000	Del Amo Fashion Center Trust, Series 2017-AMO-C	3.64	% (a)(d)	06/05/2035	1,717,400
4,000,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(d)	05/10/2041	2,000,580
4,000,000	DOLP Trust, Series 2021-NYC-G	3.70	% (a)(d)	05/10/2041	1,753,782
3,885,000	Great Wolf Trust, Series 2019-WOLF-D (Secured Overnight Financing Rate 1 Month + 2.05%, 1.93% Floor)	7.61	% (a)	12/15/2036	3,851,071
2,000,000	GS Mortgage Securities Corporation II, Series 2023-SHIP-D	6.07	% (a)(d)	09/10/2038	1,955,932
3,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (Secured Overnight Financing Rate 1 Month + 5.11%, 5.00% Floor)	10.48	% (a)	11/15/2036	2,798,607
3,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-H (Secured Overnight Financing Rate 1 Month + 6.05%, 5.93% Floor)	11.41	% (a)	11/15/2026	2,788,401
2,163,000	GS Mortgage Securities Corporation Trust, Series 2021-IP-F (Secured Overnight Financing Rate 1 Month + 4.66%, 4.55% Floor)	10.03	% (a)	10/15/2036	1,926,235
1,859,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.60	% (a)(d)	11/10/2047	1,330,389
2,149,788	GS Mortgage Securities Trust, Series 2015-GC28-D	4.31	% (a)(d)	02/10/2048	1,904,171
7,297,526	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.19	% (d)(i)	10/10/2049	177,706
2,809,591	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1-AJ	6.82	% (d)	02/15/2051	2,676,860
4,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-G (Secured Overnight Financing Rate 1 Month + 4.10%, 4.05% Floor)	9.46	% (a)	07/15/2036	3,781,650
4,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-XG	0.50	% (a)(d)(i)	07/15/2036	10,917
25,856,142	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-XA	0.58	% (d)(i)	09/15/2047	60,403
3,998,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-D	3.87	% (a)(d)	01/15/2048	3,253,386
2,265,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.80	% (a)(d)	02/15/2048	1,399,932
42,689,756	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.10	% (d)(i)	11/15/2048	444,955
25,460,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XB	0.43	% (d)(i)	05/13/2053	570,513
10,244,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XD	1.97	% (a)(d)(i)	05/13/2053	934,526
1,294,000	LoanCore Issuer Ltd., Series 2019-CRE2-C (Secured Overnight Financing Rate 1 Month + 2.11%, 2.00% Floor)	7.48	% (a)	05/15/2036	1,259,397
5,000,000	LoanCore Issuer Ltd., Series 2021-CRE5-C (Secured Overnight Financing Rate 1 Month + 2.46%, 2.46% Floor)	7.83	% (a)	07/15/2036	4,732,690
1,750,000	LoanCore Issuer Ltd., Series 2021-CRE6-D (Secured Overnight Financing Rate 1 Month + 2.96%, 2.85% Floor)	8.33	% (a)	11/15/2038	1,513,085
4,976,118	Med Trust, Series 2021-MDLN-G (Secured Overnight Financing Rate 1 Month + 5.36%, 5.25% Floor)	10.73	% (a)	11/15/2038	4,780,299
600,000	MFT Trust, Series 2020-ABC-D	3.48	% (a)(d)	02/10/2042	251,698
3,200,000	MHC Commercial Mortgage Trust, Series 2021-MHC2-J (Secured Overnight Financing Rate 1 Month + 4.36%, 4.25% Floor)	9.73	% (a)	05/15/2038	3,037,938
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16-B	4.35	% (d)	06/15/2047	1,887,706
7,186,250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21-C	4.13	% (d)	03/15/2048	5,535,202

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24	% (a)(d)	12/15/2047	3,465,070
3,675,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-D	2.70	% (a)	11/15/2052	2,263,251
2,000,000	Morgan Stanley Capital Trust, Series 2018-H4-D	3.00	% (a)	12/15/2051	1,326,153
5,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (Secured Overnight Financing Rate 1 Month + 3.76%, 3.65% Floor)	9.13	% (a)	05/15/2036	1,215,630
457,569,374	Morgan Stanley Capital Trust, Series 2022-L8-XA	0.04	% (d)(i)	04/15/2055	1,665,049
1,602,000	PFP Ltd., Series 2023-10-C (Secured Overnight Financing Rate 1 Month + 4.12%, 4.12% Floor)	9.48	% (a)	09/16/2038	1,609,662
6,957,936	SMR Mortgage Trust, Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	12.86	% (a)	02/15/2039	5,834,765
6,434,798	TTAN, Series 2021-MHC-G (Secured Overnight Financing Rate 1 Month + 4.31%, 4.20% Floor)	9.68	% (a)	03/15/2038	6,186,625
5,000,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50	% (a)(d)	12/15/2050	3,154,475
2,500,000	UBS Commercial Mortgage Trust, Series 2018-C14-C	5.21	% (d)	12/15/2051	1,950,954
6,891,216	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	3.75	% (a)(d)	03/10/2046	5,390,222
3,125,930	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21-E	4.97	% (a)(d)	10/15/2044	1,784,509
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-D	3.12	% (a)	03/15/2059	1,446,015
4,514,242	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.06	% (d)	06/15/2049	3,631,037
4,288,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-B	4.19	% (d)	11/15/2050	3,709,769
3,200,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (a)	01/15/2060	2,331,429

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $229,487,135)					188,918,944

Non-Agency Residential Collateralized Mortgage Obligations - 19.3%
9,159,927	ACE Securities Corporation Home Equity Loan Trust, Series 2006-HE4-A2B (Secured Overnight Financing Rate 1 Month + 0.33%, 0.22% Floor)	5.69%		10/25/2036	3,389,396
10,000,000	AMSR Trust, Series 2020-SFR4-G2	4.87	% (a)	11/17/2037	9,386,700
7,409,910	Connecticut Avenue Securities Trust, Series 2019-R05-1B1 (Secured Overnight Financing Rate 30 Day Average + 4.21%)	9.55	% (a)	07/25/2039	7,696,672
3,900,000	Connecticut Avenue Securities Trust, Series 2019-R07-1B1 (Secured Overnight Financing Rate 30 Day Average + 3.51%)	8.85	% (a)	10/25/2039	3,967,770
8,400,000	Connecticut Avenue Securities Trust, Series 2021-R02-2B2 (Secured Overnight Financing Rate 30 Day Average + 6.20%)	11.54	% (a)	11/25/2041	8,675,263
5,754,436	Countrywide Alternative Loan Trust, Series 2005-J12-2A1 (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor, 11.00% Cap)	6.01%		08/25/2035	2,944,348
10,000,000	Deephaven Residential Mortgage Trust, Series 2020-2-B3	5.79	% (a)(d)	05/25/2065	8,969,465
9,250,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1-B2 (Secured Overnight Financing Rate 30 Day Average + 5.36%)	10.70	% (a)	01/25/2050	9,777,611
3,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2-B2 (Secured Overnight Financing Rate 30 Day Average + 4.91%)	10.25	% (a)	02/25/2050	3,116,122
6,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA6-B2 (Secured Overnight Financing Rate 30 Day Average + 5.65%)	10.99	% (a)	12/25/2050	6,493,748
1,200,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-HQA2-B1 (Secured Overnight Financing Rate 30 Day Average + 4.21%)	9.55	% (a)	03/25/2050	1,317,362
22,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-HQA2-B2 (Secured Overnight Financing Rate 30 Day Average + 7.71%)	13.05	% (a)	03/25/2050	24,700,810

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,750,000	Federal Home Loan Mortgage Corporation, STACR REMIC Trust, Series 2020-HQA5-B2 (Secured Overnight Financing Rate 30 Day Average + 7.40%)	12.74	% (a)	11/25/2050	10,962,495
1,500,000	GS Mortgage-Backed Securities Trust, Series 2020-NQM1-B2	6.62	% (a)(d)	09/27/2060	1,514,860
8,000,000	Homeward Opportunities Fund Trust, Series 2020-2-B1	5.45	% (a)(d)	05/25/2065	7,772,419
6,346,977	JP Morgan Alternative Loan Trust, Series 2007-A2-12A1 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 11.50% Cap)	5.87%		06/25/2037	2,524,507
4,102,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B1	4.10	% (a)(d)	05/24/2060	3,293,623
2,886,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B2	4.10	% (a)(d)	05/24/2060	2,169,558
4,000,000	Progress Residential Trust, Series 2019-SFR3-G	4.12	% (a)	09/17/2036	3,889,402
4,382,400	TBW Mortgage Backed Pass Through Trust, Series 2007-2-A1A	5.96	% (d)	07/25/2037	1,348,292
2,500,000	Verus Securitization Trust, Series 2020-2-B1	5.36	% (a)(d)	05/25/2060	2,368,894
5,000,000	Verus Securitization Trust, Series 2020-4-B2	5.60	% (a)(d)	05/25/2065	4,437,751
1,235,000	Verus Securitization Trust, Series 2020-INV1-B1	5.75	% (a)(d)	03/25/2060	1,164,200
3,300,000	Verus Securitization Trust, Series 2020-INV1-B2	6.00	% (a)(d)	03/25/2060	3,051,947
9,222,000	Vista Point Securitization Trust, Series 2020-1-B2	5.38	% (a)(d)	03/25/2065	8,562,639
3,396,000	Vista Point Securitization Trust, Series 2020-2-B2	5.16	% (a)(d)	04/25/2065	2,821,554

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $147,015,326)					146,317,408

US Corporate Bonds - 19.4%
7,425,000	Allied Universal Holdco LLC	9.75	% (a)	07/15/2027	7,284,050
4,485,000	Artera Services LLC	9.03	% (a)	12/04/2025	4,246,959
1,975,000	ASP Unifrax Holdings, Inc.	7.50	% (a)	09/30/2029	1,007,309
3,580,000	Athenahealth Group, Inc.	6.50	% (a)	02/15/2030	3,252,475
1,710,000	Bausch & Lomb Escrow Corporation	8.38	% (a)	10/01/2028	1,806,085
2,485,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	2,398,773
535,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	538,440
1,500,000	Brand Industrial Services, Inc.	10.38	% (a)	08/01/2030	1,588,170
4,000,000	Caesars Entertainment, Inc.	8.13	% (a)	07/01/2027	4,103,136
595,000	Carnival Corporation	7.63	% (a)	03/01/2026	606,130
5,995,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	3,123,245
1,865,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	1,552,473
2,335,000	Cobra AcquisitionCo LLC	6.38	% (a)	11/01/2029	1,802,503
690,000	Community Health Systems, Inc.	10.88	% (a)	01/15/2032	722,002
1,365,000	CSI Compressco LP	7.50	% (a)	04/01/2025	1,364,891
3,700,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	3,456,151
3,895,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	3,860,588
1,175,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	939,383
5,583,000	Embarq Corporation	8.00%		06/01/2036	3,496,214
1,210,000	Endo Luxembourg Finance Company SARL	6.13	% (a)	04/01/2029	775,513
2,505,000	EQM Midstream Partners LP	6.50	% (a)	07/01/2027	2,552,237
2,080,000	Ferrellgas LP	5.88	% (a)	04/01/2029	1,967,072
3,550,000	Fertitta Entertainment LLC	6.75	% (a)	01/15/2030	3,120,974
1,200,000	Frontier Communications Holdings LLC	6.75	% (a)	05/01/2029	1,074,297
1,640,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	1,543,109
335,000	GrafTech Global Enterprises, Inc.	9.88	% (a)	12/15/2028	258,788
965,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	877,484

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	2,872,199
1,010,000	LBM Acquisition LLC	6.25	% (a)	01/15/2029	902,915
1,700,000	Level 3 Financing, Inc.	10.50	% (a)	05/15/2030	1,650,079
2,545,000	LifePoint Health, Inc.	11.00	% (a)	10/15/2030	2,683,453
1,370,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	1,026,233
3,030,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	2,908,709
2,550,000	McGraw-Hill Education, Inc.	5.75	% (a)	08/01/2028	2,461,439
3,340,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	3,024,103
1,000,000	Michaels Companies, Inc.	5.25	% (a)	05/01/2028	791,330
1,500,000	ModivCare Escrow Issuer, Inc.	5.00	% (a)	10/01/2029	1,228,005
4,395,000	Newfold Digital Holdings Group, Inc.	6.00	% (a)	02/15/2029	3,324,954
3,005,000	NFP Corporation	6.88	% (a)	08/15/2028	3,057,064
5,765,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	5,827,256
1,575,000	NuStar Logistics LP	6.38%		10/01/2030	1,580,024
250,000	Olympus Water US Holding Corporation	6.25	% (a)	10/01/2029	222,323
1,030,000	OneMain Finance Corporation	9.00%		01/15/2029	1,089,821
1,435,000	PECF USS Intermediate Holding Corporation	8.00	% (a)	11/15/2029	733,263
3,835,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	3,733,940
1,765,000	Premier Entertainment Sub LLC	5.88	% (a)	09/01/2031	1,378,880
7,250,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	3,726,101
150,000	Royal Caribbean Cruises Ltd.	7.25	% (a)	01/15/2030	156,751
3,330,000	Sabre GLBL, Inc.	8.63	% (a)	06/01/2027	3,033,211
1,005,000	Spirit AeroSystems, Inc.	9.75	% (a)	11/15/2030	1,081,605
4,170,000	SWF Escrow Issuer Corporation	6.50	% (a)	10/01/2029	3,001,378
3,410,000	TKC Holdings, Inc.	10.50	% (a)	05/15/2029	3,089,511
885,000	TMS International Corporation	6.25	% (a)	04/15/2029	731,324
1,615,000	Trident TPI Holdings, Inc.	12.75	% (a)	12/31/2028	1,730,069
2,365,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	2,062,682
1,705,000	Triumph Group, Inc.	7.75%		08/15/2025	1,700,790
1,785,000	United Natural Foods, Inc.	6.75	% (a)	10/15/2028	1,447,385
2,460,000	Uniti Group LP	6.50	% (a)	02/15/2029	1,777,717
2,845,000	Univision Communications, Inc.	6.63	% (a)	06/01/2027	2,839,303
845,000	Venture Global LNG, Inc.	8.38	% (a)	06/01/2031	845,834
1,255,000	Venture Global LNG, Inc.	9.88	% (a)	02/01/2032	1,308,041
4,000,000	Verscend Escrow Corporation	9.75	% (a)	08/15/2026	4,030,612
2,400,000	ViaSat, Inc.	6.50	% (a)	07/15/2028	1,973,640
1,050,000	Vibrantz Technologies, Inc.	9.00	% (a)	02/15/2030	833,932
4,885,000	Viking Cruises Ltd.	9.13	% (a)	07/15/2031	5,208,811
2,375,000	Virtusa Corporation	7.13	% (a)	12/15/2028	2,040,434
3,280,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	3,427,482
2,540,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	777,875

Total US Corporate Bonds (Cost $166,122,618)					146,638,929

US Government and Agency Mortgage Backed Obligations - 3.6%
2,365,098	Federal Home Loan Mortgage Corporation REMICS, Series 3997-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.39%, 6.50% Cap)	1.05	% (i)(j)	02/15/2042	293,996

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,876,627	Federal Home Loan Mortgage Corporation REMICS, Series 4091-VI (-1 x Secured Overnight Financing Rate 30 Day Average + 4.89%, 0.00% Floor, 5.00% Cap)	0.00	% (i)(j)	11/15/2040	197,818
5,254,558	Federal Home Loan Mortgage Corporation REMICS, Series 4119-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.70	% (i)(j)	10/15/2042	617,972
2,913,238	Federal Home Loan Mortgage Corporation REMICS, Series 4643-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (i)(j)	01/15/2047	340,235
9,197,222	Federal Home Loan Mortgage Corporation REMICS, Series 4863-IA	4.50	% (i)	03/15/2045	1,230,741
15,611,053	Federal Home Loan Mortgage Corporation REMICS, Series 5004-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 6.10%, 6.10% Cap)	0.76	% (i)(j)	08/25/2050	2,315,358
6,827,737	Federal Home Loan Mortgage Corporation, Series 313-S1 (-1 x Secured Overnight Financing Rate 30 Day Average + 5.79%, 5.90% Cap)	0.45	% (i)(j)	09/15/2043	737,270
7,112,973	Federal National Mortgage Association REMICS, Series 2012-124-SE (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.70	% (i)(j)	11/25/2042	815,376
8,985,949	Federal National Mortgage Association REMICS, Series 2012-84-HS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (i)(j)	08/25/2042	1,104,502
4,886,442	Federal National Mortgage Association REMICS, Series 2017-69-ES (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.70	% (i)(j)	09/25/2047	564,018
6,694,328	Federal National Mortgage Association REMICS, Series 2019-25-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.60	% (i)(j)	06/25/2049	706,192
42,345,891	Federal National Mortgage Association, Series 2019-M26-X1	0.60	% (d)(i)	03/25/2030	1,059,261
2,936,308	FREMF Mortgage Trust, Series 2018-KF56-C (Secured Overnight Financing Rate 30 Day Average + 5.91%, 5.80% Floor)	11.25	% (a)	11/25/2028	2,539,829
7,486,008	FREMF Mortgage Trust, Series 2019-KF71-C (Secured Overnight Financing Rate 30 Day Average + 6.11%, 6.00% Floor)	11.45	% (a)	10/25/2029	7,134,927
10,190,126	Government National Mortgage Association, Series 2019-22-SA (-1 x Secured Overnight Financing Rate 1 Month + 5.49%, 5.60% Cap)	0.13	% (i)(j)	02/20/2045	1,138,494
5,710,794	Government National Mortgage Association, Series 2020-21-NS (-1 x Secured Overnight Financing Rate 1 Month + 5.94%, 6.05% Cap)	0.58	% (i)(j)	04/20/2048	531,022
6,721,646	Government National Mortgage Association, Series 2020-47-SL (-1 x Secured Overnight Financing Rate 1 Month + 5.26%, 0.00% Floor, 5.37% Cap)	0.00	% (i)(j)	07/20/2044	557,598
11,868,230	Government National Mortgage Association, Series 2020-61-SU (-1 x Secured Overnight Financing Rate 1 Month + 5.49%, 5.60% Cap)	0.13	% (i)(j)	07/16/2045	1,172,049
4,520,423	Government National Mortgage Association, Series 2020-77-SU (-1 x Secured Overnight Financing Rate 1 Month + 5.99%, 6.10% Cap)	0.63	% (i)(j)	09/20/2047	580,718
25,075,568	Government National Mortgage Association, Series 2021-97-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (i)(j)	06/20/2051	309,224
31,699,585	Government National Mortgage Association, Series 2021-H04-BI	0.99	% (d)(i)	02/01/2071	1,627,885
32,285,000	Government National Mortgage Association, Series 2021-H07-AI	0.02	% (d)(i)	05/20/2071	1,488,493

Total US Government and Agency Mortgage Backed Obligations (Cost $36,100,409)					27,062,978

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Common Stocks - 0.0% (m)
12,858	Riverbed - Class B (b)(k)				1,672

Total Common Stocks (Cost $-)					1,672

Escrow Notes - 0.0% (m)
500,000	Alpha Holdings S.A. de C.V. (b)(k)				—
500,000	Alpha Holdings S.A. de C.V. (b)(k)				—
3,500,000	Alpha Holdings S.A. de C.V. (b)(k)				—
3,500,000	Alpha Holdings S.A. de C.V. (b)(k)				—

Total Escrow Notes (Cost $-)					—

Preferred Stocks - 1.2%
430,000	AGNC Investment Corporation, Series F (3 Month LIBOR USD + 4.70%) (g)(o)				9,356,800

Total Preferred Stocks (Cost $9,302,263)					9,356,800

Real Estate Investment Trusts - 0.8%
650,000	AGNC Investment Corporation				6,376,500

Total Real Estate Investment Trusts (Cost $8,298,946)					6,376,500

Short Term Investments - 0.2%
390,142	First American Government Obligations Fund - Class U	5.30	% (l)		390,142
390,142	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.29	% (l)		390,142
390,143	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27	% (l)		390,143

Total Short Term Investments (Cost $1,170,427)					1,170,427

Total Investments - 122.5% (Cost $1,050,146,350) (n)					926,988,203
Liabilities in Excess of Other Assets - (22.5)%					(170,465,626)

NET ASSETS - 100.0%					$756,522,577

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Value determined using significant unobservable inputs.

(c)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)	Perpetual maturity. The date disclosed is the next call date of the security.

(h)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(i)	Interest only security

(j)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)	Non-income producing security

(l)	Seven-day yield as of period end

(m)	Represents less than 0.05% of net assets

(n)

Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the Lender.

(o)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	25.0%
US Corporate Bonds	19.4%
Non-Agency Residential Collateralized Mortgage Obligations	19.3%
Collateralized Loan Obligations	18.3%
Foreign Corporate Bonds	14.8%
Bank Loans	11.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	5.1%
US Government and Agency Mortgage Backed Obligations	3.6%
Asset Backed Obligations	3.1%
Preferred Stocks	1.2%
Real Estate Investment Trusts	0.8%
Short Term Investments	0.2%
Escrow Notes	0.0%	(m)
Common Stocks	0.0%	(m)
Other Assets and Liabilities	(22.5)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	25.0%
Non-Agency Residential Collateralized Mortgage Obligations	19.3%
Collateralized Loan Obligations	18.3%
Energy	5.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	5.1%
US Government and Agency Mortgage Backed Obligations	3.6%
Asset Backed Obligations	3.1%
Electronics/Electric	3.1%
Commercial Services	2.9%
Chemicals/Plastics	2.8%
Consumer Products	2.6%
Technology	2.6%
Healthcare	2.5%
Media	2.5%
Real Estate	2.4%
Utilities	2.1%
Retailers (other than Food/Drug)	1.9%
Mining	1.7%
Hotels/Motels/Inns and Casinos	1.6%
Telecommunications	1.5%
Transportation	1.5%
Finance	1.3%
Leisure	1.0%
Financial Intermediaries	1.0%
Automotive	1.0%
Business Equipment and Services	1.0%
Industrial Equipment	0.9%
Building and Development (including Steel/Metals)	0.7%
Chemical Products	0.7%
Aerospace & Defense	0.6%
Food Service	0.5%
Containers and Glass Products	0.5%
Diversified Manufacturing	0.5%
Food Products	0.5%
Insurance	0.4%
Environmental Control	0.3%
Short Term Investments	0.2%
Pharmaceuticals	0.1%
Cosmetics/Toiletries	0.1%
Food/Drug Retailers	0.0%	(m)
Banking	0.0%	(m)
Conglomerates	0.0%	(m)
Other Assets and Liabilities	(22.5)%

	100.0%

FUTURES CONTRACTS

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
10-Year US Treasury Ultra Note Future	Long	525	03/19/2024	$61,958,203	$2,682,986

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Notes to Schedule of Investments

December 31, 2023 (Unaudited)

1. Organization

DoubleLine Yield Opportunities Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. The Fund was organized as a Massachusetts business trust on September 17, 2019 and commenced operations on February 26, 2020. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DLY”. The Fund’s investment objective is to seek a high level of total return, with an emphasis on current income.

The Fund has a limited term and intends to terminate as of the first business day following the twelfth anniversary of the effective date of the Fund’s initial registration statement, February 25, 2032 (the “Dissolution Date”); provided that the Fund’s Board of Trustees (the “Board”) may, by a vote of the majority of the Board and seventy-five percent (75%) of the Continuing Trustees, as such term is defined in the Fund’s Second Amended and Restated Agreement and Declaration of Trust (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date (i) once for up to one year, and (ii) once for up to an additional six months, to a date up to and including the eighteenth month after the initial Dissolution Date, which later date shall then become the Dissolution Date. At the Dissolution Date, each holder of common shares of beneficial interest (“Common Shareholder”) would be paid a pro rata portion of the Fund’s net assets as determined as of the Dissolution Date. The Board may, by a Board Action Vote, cause the Fund to conduct a tender offer, as of a date within twelve months preceding the Dissolution Date (as may be extended as described above), to all Common Shareholders to purchase 100% of the then outstanding common shares of the Fund at a price equal to the net asset value (“NAV”) per common share on the expiration date of the tender offer (an “Eligible Tender Offer”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the number of properly tendered Common Shares would result in the Fund having aggregate net assets below $200 million (the “Dissolution Threshold”), the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as otherwise scheduled.

2. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services— Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2023:

Category
Investments in Securities
Level 1
Preferred Stocks	$9,356,800
Real Estate Investment Trusts	6,376,500
Short Term Investments	1,170,427

Total Level 1	16,903,727
Level 2
Non-Agency Commercial Mortgage Backed Obligations	188,918,944
US Corporate Bonds	146,638,929
Non-Agency Residential Collateralized Mortgage Obligations	146,317,408
Collateralized Loan Obligations	136,340,063
Foreign Corporate Bonds	111,944,679
Bank Loans	88,190,244
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	38,841,025
US Government and Agency Mortgage Backed Obligations	27,062,978
Asset Backed Obligations	20,010,939

Total Level 2	904,265,209

Category
Level 3
Asset Backed Obligations	$3,452,724
Collateralized Loan Obligations	2,190,500
Foreign Corporate Bonds	174,371
Common Stocks	1,672
Escrow Notes	—

Total Level 3	5,819,267

Total	$926,988,203

Other Financial Instruments
Level 1
Futures Contract	$2,682,986

Total Level 1	2,682,986
Level 2
Unfunded Loan Commitments	574

Total Level 2	574
Level 3	—

Total	$2,683,560

See the Schedule of Investments for further disaggregation of investment categories.